Lease Arrangements - Supplemental Disclosures of Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for operating leases	$ 491	$ 502
Lease liabilities arising from obtaining right-of-use assets	$ 116
Weighted-average remaining lease term	2 years 14 days	3 years 10 days
Weighted-average discount rate	1.60%	1.50%